WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 27.1%
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 0.0%††
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,720,000	$1,379,821	(a)

Entertainment - 0.2%
Netflix Inc., Senior Notes	5.875%	2/15/25	2,845,000	2,857,200
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	1,200,000	1,200,025

Total Entertainment				4,057,225

Media - 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	5,350,000	4,371,423	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	8,260,000	6,643,098
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	6/1/33	2,220,000	1,736,043	(a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	100,000	98,810
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,000,000	1,855,121
DISH DBS Corp., Senior Notes	5.875%	11/15/24	5,100,000	4,890,744
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,220,000	817,854
DISH DBS Corp., Senior Notes	5.125%	6/1/29	3,150,000	1,316,459
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	2,260,000	1,783,781	(a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	420,000	289,435	(a)
Fox Corp., Senior Notes	6.500%	10/13/33	1,300,000	1,377,496
Fox Corp., Senior Notes	5.476%	1/25/39	2,000,000	1,904,715
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	2,500,000	2,527,170
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	3,300,000	3,053,581	(a)

Total Media				32,665,730

Wireless Telecommunication Services - 2.0%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	5,500,000	4,664,856	(a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	650,000	465,296	(a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	1,150,000	782,556	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	18,090,000	12,824,126	(a)
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	1,320,000	1,308,722
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,490,000	6,660,781
Sprint LLC, Senior Notes	7.625%	2/15/25	1,973,000	1,997,621

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report	1

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	1,350,000	$1,278,292
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	4,230,000	3,789,342
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	3,880,000	3,591,466
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	9,200,000	8,316,681
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	900,000	897,334
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	1,000,000	737,002
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	730,000	629,887	(a)

Total Wireless Telecommunication Services				47,943,962

TOTAL COMMUNICATION SERVICES				86,046,738

CONSUMER DISCRETIONARY - 4.9%
Automobiles - 3.0%
Ford Motor Co., Senior Notes	3.250%	2/12/32	150,000	124,855
Ford Motor Co., Senior Notes	6.100%	8/19/32	4,770,000	4,836,540
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	200,000	198,268
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	5,580,000	5,370,937
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	2,750,000	2,684,496
Ford Motor Credit Co. LLC, Senior Notes	3.815%	11/2/27	250,000	234,320
Ford Motor Credit Co. LLC, Senior Notes	7.350%	11/4/27	10,000,000	10,492,624
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	2,130,000	1,926,664
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/10/29	200,000	176,458
Ford Motor Credit Co. LLC, Senior Notes	5.113%	5/3/29	230,000	223,423
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	22,000,000	23,469,677
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	12,260,000	10,955,848
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	13,420,000	11,610,601

Total Automobiles				72,304,711

Broadline Retail - 0.6%
Prosus NV, Senior Notes	3.061%	7/13/31	19,380,000	15,783,230	(a)

Diversified Consumer Services - 0.1%
Service Corp. International, Senior Notes	7.500%	4/1/27	1,370,000	1,423,540

Hotels, Restaurants & Leisure - 1.1%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	460,000	432,648	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	1,960,000	1,791,728	(a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	1,240,000	1,273,616	(a)
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	940,000	948,865	(a)

See Notes to Schedule of Investments.

2	Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	310,000	$307,506
Hilton Domestic Operating Co. Inc., Senior Notes	6.125%	4/1/32	2,250,000	2,261,012	(a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	4,380,000	4,637,719	(a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	1,070,000	1,079,197	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	3,540,000	3,408,274	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	7,740,000	7,353,161	(a)
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp., Senior Notes	7.125%	2/15/31	3,080,000	3,189,405	(a)

Total Hotels, Restaurants & Leisure				26,683,131

Household Durables - 0.1%
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	1,650,000	1,678,292

TOTAL CONSUMER DISCRETIONARY				117,872,904

CONSUMER STAPLES - 1.2%
Food Products - 0.1%
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	1,360,000	1,301,517
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	890,000	836,044
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	910,000	769,107

Total Food Products				2,906,668

Personal Care Products - 0.1%
Kenvue Inc., Senior Notes	4.900%	3/22/33	1,720,000	1,719,802

Tobacco - 1.0%
Altria Group Inc., Senior Notes	5.800%	2/14/39	5,000,000	5,069,935
Altria Group Inc., Senior Notes	5.950%	2/14/49	7,500,000	7,639,478
Altria Group Inc., Senior Notes	6.200%	2/14/59	792,000	818,775
BAT Capital Corp., Senior Notes	3.734%	9/25/40	10,000,000	7,419,271
BAT Capital Corp., Senior Notes	3.984%	9/25/50	2,500,000	1,760,590
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	670,000	666,189
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	160,000	159,025
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	510,000	505,711

Total Tobacco				24,038,974

TOTAL CONSUMER STAPLES				28,665,444

ENERGY - 6.2%
Oil, Gas & Consumable Fuels - 6.2%
Apache Corp., Senior Notes	5.100%	9/1/40	3,778,000	3,244,743

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report	3

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	4,820,000	$4,013,977	(a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	3,160,000	3,064,849
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	7,030,000	5,993,950
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	3,830,000	3,970,220	(a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	100,000	108,433	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	10,830,000	10,469,584
Devon Energy Corp., Senior Notes	5.250%	10/15/27	170,000	170,247
Devon Energy Corp., Senior Notes	5.875%	6/15/28	720,000	723,926
Devon Energy Corp., Senior Notes	5.000%	6/15/45	1,250,000	1,110,242
Ecopetrol SA, Senior Notes	4.625%	11/2/31	21,540,000	17,933,760
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,170,000	874,466
Energy Transfer LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.290%)	9.597%	4/15/24	2,880,000	2,871,349	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	3,170,000	3,114,975	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	600,000	591,857	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	8,010,000	7,840,078	(b)(c)
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	920,000	1,026,915
EQT Corp., Senior Notes	3.900%	10/1/27	2,520,000	2,397,160
EQT Corp., Senior Notes	5.000%	1/15/29	180,000	176,499
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	500,000	491,476	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	2,850,000	2,669,079	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	300,000	340,710
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	1,370,000	1,308,465
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	11,829,000	12,145,934
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	5,000,000	5,391,915
ONEOK Inc., Senior Notes	5.550%	11/1/26	1,670,000	1,685,824

See Notes to Schedule of Investments.

4	Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
ONEOK Inc., Senior Notes	5.650%	11/1/28	2,630,000	$2,689,902
ONEOK Inc., Senior Notes	5.800%	11/1/30	900,000	927,898
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	7,380,000	6,006,367
Range Resources Corp., Senior Notes	8.250%	1/15/29	1,780,000	1,852,763
Range Resources Corp., Senior Notes	4.750%	2/15/30	1,910,000	1,782,412	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	100,000	99,974
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	1,510,000	1,454,720
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	7,580,000	6,983,932
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	830,000	854,535
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	3,590,000	3,439,907
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	560,000	504,493
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	4,040,000	3,435,465	(a)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	25,640,000	22,513,605
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	2,000,000	1,770,242
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	230,000	229,403
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	152,000	169,515
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	2,930,000	2,926,223

TOTAL ENERGY				151,371,989

FINANCIALS - 1.3%
Banks - 0.8%
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	3,620,000	3,284,377	(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	4,910,000	4,904,346	(a)(c)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	3,080,000	3,221,979	(a)(c)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report	5

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	750,000	$669,624	(a)(c)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	2,350,000	2,379,316	(c)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	750,000	752,725	(c)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	1,410,000	1,429,381	(c)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	1,310,000	1,333,236	(c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	240,000	244,712	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	1,000,000	939,539	(c)
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	2,000,000	1,755,641

Total Banks				20,914,876

Capital Markets - 0.4%
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	3,020,000	3,071,094
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	590,000	615,872	(c)
Credit Suisse AG, Senior Notes	4.750%	8/9/24	1,170,000	1,165,849
Credit Suisse AG, Senior Notes	7.500%	2/15/28	2,270,000	2,448,742
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	730,000	752,607	(a)(b)(c)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	890,000	1,080,718	(a)(c)

Total Capital Markets				9,134,882

Insurance - 0.1%
Aon North America Inc., Senior Notes	5.450%	3/1/34	2,710,000	2,742,835

TOTAL FINANCIALS				32,792,593

HEALTH CARE - 4.6%
Biotechnology - 0.1%
AbbVie Inc., Senior Notes	4.800%	3/15/29	1,520,000	1,523,038
AbbVie Inc., Senior Notes	4.950%	3/15/31	660,000	665,040
AbbVie Inc., Senior Notes	5.050%	3/15/34	920,000	931,836

Total Biotechnology				3,119,914

See Notes to Schedule of Investments.

6	Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Equipment & Supplies - 0.3%
Solventum Corp., Senior Notes	5.400%	3/1/29	1,590,000	$1,593,637	(a)
Solventum Corp., Senior Notes	5.450%	3/13/31	1,610,000	1,606,380	(a)
Solventum Corp., Senior Notes	5.600%	3/23/34	2,060,000	2,067,659	(a)
Solventum Corp., Senior Notes	5.900%	4/30/54	1,690,000	1,687,220	(a)

Total Health Care Equipment & Supplies				6,954,896

Health Care Providers & Services - 0.7%
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	5,070,000	5,027,609	(a)
HCA Inc., Senior Notes	3.500%	9/1/30	7,660,000	6,929,845
HCA Inc., Senior Notes	5.500%	6/15/47	190,000	180,771
HCA Inc., Senior Notes	7.500%	11/15/95	10,000	11,104
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	580,000	607,429	(a)
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	840,000	898,835	(a)
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	2,920,000	2,936,725	(a)

Total Health Care Providers & Services				16,592,318

Pharmaceuticals - 3.5%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	540,000	508,199	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	830,000	488,669	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	5,160,000	2,211,824	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	280,000	121,476	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	2,160,000	909,536	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	350,000	330,750	(a)
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	820,000	828,313
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	2,250,000	2,285,693
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	460,000	473,465
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	330,000	339,800
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	2,070,000	2,059,465
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	240,000	238,832
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	1,680,000	1,673,366
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	3,920,000	3,944,970
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	35,960,000	33,647,459

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report	7

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	30,410,000	$29,477,173
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	4,690,000	4,511,506

Total Pharmaceuticals				84,050,496

TOTAL HEALTH CARE				110,717,624

INDUSTRIALS - 2.8%
Aerospace & Defense - 0.5%
Boeing Co., Senior Notes	5.705%	5/1/40	1,000,000	957,875
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	450,000	445,327
RTX Corp., Senior Notes	6.000%	3/15/31	1,150,000	1,209,605
RTX Corp., Senior Notes	4.500%	6/1/42	2,580,000	2,303,739
RTX Corp., Senior Notes	3.030%	3/15/52	1,310,000	868,500
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	1,550,000	1,556,763	(a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	3,990,000	4,116,914	(a)
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	1,700,000	1,719,620	(a)

Total Aerospace & Defense				13,178,343

Building Products - 0.0%††
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	1,070,000	960,346	(a)

Commercial Services & Supplies - 0.2%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	210,000	198,868
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	3,030,000	3,108,971	(a)
Waste Connections Inc., Senior Notes	5.000%	3/1/34	1,230,000	1,218,869

Total Commercial Services & Supplies				4,526,708

Industrial Conglomerates - 0.1%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	2,030,000	2,038,517

Passenger Airlines - 1.2%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	980,000	1,035,940	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	3,459,750	3,425,244	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	5,390,000	5,273,518	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	4,985,500	5,016,939	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	4,907,999	3,729,246	(a)

See Notes to Schedule of Investments.

8	Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Passenger Airlines - (continued)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	4,390,000	$4,246,944	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	6,756,000	6,290,614	(a)

Total Passenger Airlines				29,018,445

Trading Companies & Distributors - 0.8%
Air Lease Corp., Senior Notes	5.300%	2/1/28	1,350,000	1,351,355
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	13,060,000	12,719,792
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	100,000	97,621
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	1,620,000	1,453,115
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	4,220,000	3,688,367

Total Trading Companies & Distributors				19,310,250

TOTAL INDUSTRIALS				69,032,609

INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	1,980,000	1,430,550	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	2,000,000	777,480	(a)

Total Communications Equipment				2,208,030

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp., Senior Notes	5.125%	2/10/30	1,000,000	1,015,709
Micron Technology Inc., Senior Notes	5.875%	2/9/33	600,000	621,137

Total Semiconductors & Semiconductor Equipment				1,636,846

TOTAL INFORMATION TECHNOLOGY				3,844,876

MATERIALS - 2.4%
Chemicals - 1.1%
OCP SA, Senior Notes	4.500%	10/22/25	1,180,000	1,153,948	(a)
OCP SA, Senior Notes	3.750%	6/23/31	4,000,000	3,419,700	(a)
OCP SA, Senior Notes	5.125%	6/23/51	4,630,000	3,501,739	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	10,430,000	9,585,489	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	9,900,000	8,238,677	(a)

Total Chemicals				25,899,553

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report	9

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - 0.0%††
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	200,000	$161,428	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	390,000	246,119	(a)

Total Containers & Packaging				407,547

Metals & Mining - 0.7%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	2,000,000	2,179,225
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	1,310,000	1,358,686	(a)
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	2,030,000	1,951,968
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	7,950,000	7,617,963
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	240,000	241,104
Vale Canada Ltd., Senior Notes	7.200%	9/15/32	1,254,000	1,364,192
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,368,000	1,462,999

Total Metals & Mining				16,176,137

Paper & Forest Products - 0.6%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	12,210,000	10,801,530
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	4,860,000	4,040,407

Total Paper & Forest Products				14,841,937

TOTAL MATERIALS				57,325,174

REAL ESTATE - 0.0%††
Diversified REITs - 0.0%††
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.500%	1/15/28	1,225,000	1,176,726	(a)

TOTAL CORPORATE BONDS & NOTES (Cost - $713,820,432)				658,846,677

MORTGAGE-BACKED SECURITIES - 26.1%
FHLMC - 1.3%
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	10/1/41	9,764,522	8,212,460
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/50-4/1/52	14,101,397	11,841,602
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	1/1/51-11/1/52	5,429,970	5,194,782
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	11/1/51	545,140	471,716

See Notes to Schedule of Investments.

10	Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	5/1/52	2,600,858	$2,329,904
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	2/1/53	2,945,820	2,764,631

Total FHLMC				30,815,095

FNMA - 8.0%
Federal National Mortgage Association (FNMA)	2.000%	9/1/41-3/1/52	76,042,271	61,817,009
Federal National Mortgage Association (FNMA)	3.000%	11/1/50-3/1/52	7,732,125	6,738,671
Federal National Mortgage Association (FNMA)	2.500%	8/1/51-2/1/52	1,564,384	1,304,790
Federal National Mortgage Association (FNMA)	4.500%	11/1/52	2,110,905	2,011,437
Federal National Mortgage Association (FNMA)	5.500%	9/1/53	2,888,181	2,880,331
Federal National Mortgage Association (FNMA)	2.000%	4/1/54	700,000	553,910	(d)
Federal National Mortgage Association (FNMA)	2.500%	4/1/54	92,800,000	76,717,267	(d)
Federal National Mortgage Association (FNMA)	3.000%	4/1/54	11,700,000	10,067,213	(d)
Federal National Mortgage Association (FNMA)	3.500%	4/1/54	22,600,000	20,227,759	(d)
Federal National Mortgage Association (FNMA)	4.000%	4/1/54	11,600,000	10,743,431	(d)
Federal National Mortgage Association (FNMA)	4.500%	4/1/54	1,300,000	1,238,092	(d)
Federal National Mortgage Association (FNMA)	5.500%	4/1/54	300,000	298,558	(d)

Total FNMA				194,598,468

GNMA - 16.8%
Government National Mortgage Association (GNMA) II	3.500%	4/20/45-10/20/48	729,372	674,392
Government National Mortgage Association (GNMA) II	4.500%	6/20/48-9/20/52	11,655,083	11,330,555
Government National Mortgage Association (GNMA) II	2.000%	2/20/51	11,034,308	9,048,565
Government National Mortgage Association (GNMA) II	2.500%	6/20/51-12/20/51	91,406,950	77,034,022

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report	11

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	3.000%	3/20/52	22,065,098	$19,499,289
Government National Mortgage Association (GNMA) II	5.000%	9/20/52	837,424	833,817
Government National Mortgage Association (GNMA) II	2.000%	4/20/54	34,200,000	28,024,346	(d)
Government National Mortgage Association (GNMA) II	3.000%	4/20/54	21,300,000	18,786,771	(d)
Government National Mortgage Association (GNMA) II	3.500%	4/20/54	31,200,000	28,393,049	(d)
Government National Mortgage Association (GNMA) II	4.500%	4/20/54	25,900,000	24,889,513	(d)
Government National Mortgage Association (GNMA) II	5.000%	4/20/54	74,000,000	72,735,563	(d)
Government National Mortgage Association (GNMA) II	5.500%	4/20/54	103,700,000	103,618,812	(d)
Government National Mortgage Association (GNMA) II	6.000%	4/20/54	8,500,000	8,575,619	(d)
Government National Mortgage Association (GNMA) II	6.500%	4/20/54	5,500,000	5,592,560	(d)

Total GNMA				409,036,873

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $640,604,980)				634,450,436

SOVEREIGN BONDS - 20.6%
Angola - 0.2%
Angolan Government International Bond, Senior Notes	9.125%	11/26/49	4,770,000	4,049,014	(e)

Argentina - 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	730,361	394,614
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	14,037,114	7,387,733
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	8,673,109	3,566,404	(a)
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	1,747,426	718,546	(e)

Total Argentina				12,067,297

Bahamas - 0.0%††
Bahamas Government International Bond, Senior Notes	6.000%	11/21/28	690,000	625,820	(e)

See Notes to Schedule of Investments.

12	Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - 2.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	130,000,000	BRL	$25,810,005
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	143,857,000	BRL	27,229,184

Total Brazil					53,039,189

Colombia - 0.2%
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	8,600,000		5,835,237
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	500,000		397,755

Total Colombia					6,232,992

Egypt - 0.3%
Egypt Government International Bond, Senior Notes	7.053%	1/15/32	8,440,000		7,010,306	(e)

Ghana - 0.1%
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	2,830,000		1,934,744	(e)

Ivory Coast - 0.1%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	4,090,000		3,698,444	(e)

Jamaica - 0.3%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	991,000,000	JMD	6,847,753

Kenya - 0.6%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	910,000		870,796	(a)
Republic of Kenya Government International Bond, Senior Notes	9.750%	2/16/31	4,260,000		4,374,488	(a)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	11,470,000		9,406,742	(a)

Total Kenya					14,652,026

Mexico - 14.0%
Mexican Bonos, Bonds	8.000%	11/7/47	3,200,030,000	MXN	166,050,460
Mexican Bonos, Senior Notes	7.750%	11/23/34	1,718,650,000	MXN	92,516,290
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,579,171,500	MXN	80,713,527

Total Mexico					339,280,277

Nigeria - 0.2%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	4,970,000		4,526,050	(a)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report	13

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Paraguay - 0.1%
Paraguay Government International Bond, Senior Notes	3.849%	6/28/33	3,470,000		$3,037,177	(a)

Sri Lanka - 0.1%
Sri Lanka Government International Bond, Senior Notes	7.550%	3/28/30	4,030,000		2,377,417	*(e)(f)

Supranational - 1.6%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	3,106,000,000	INR	37,966,397

Ukraine - 0.1%
Ukraine Government International Bond, Senior Notes	7.253%	3/15/35	7,490,000		2,177,242	*(e)(f)

TOTAL SOVEREIGN BONDS (Cost - $488,853,204)					499,522,145

COLLATERALIZED MORTGAGE OBLIGATIONS (g) - 17.4%
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. Term SOFR + 0.474%)	5.804%	6/25/47	2,815,067		2,301,794	(c)
AOA Mortgage Trust, 2021-1177 A (1 mo. Term SOFR + 0.989%)	6.315%	10/15/38	8,235,000		8,018,917	(a)(c)
BAMLL Re-REMIC Trust, 2016-GG10 AJA	5.630%	8/10/45	8,153,401		1,467,612	(a)(c)
Banc of America Funding Corp., 2015-R3 1A2	1.286%	3/27/36	26,517,772		20,869,320	(a)(c)
Banc of America Funding Trust, 2014-R2 2A2 (1 mo. Term SOFR + 0.324%)	5.653%	5/26/37	7,926,655		6,865,129	(a)(c)
Banc of America Funding Trust, 2015-R2 9A2	4.834%	3/27/36	10,953,927		8,922,940	(a)(c)
Barclays Commercial Mortgage Trust, 2019-C5 A4	3.063%	11/15/52	25,110,000		22,682,182
BCAP LLC Trust, 2013-RR3 4A2 (1 mo. Term SOFR + 0.274%)	3.909%	11/26/36	1,961,104		1,921,615	(a)(c)
BCAP LLC Trust, 2014-RR5 1A2 (1 mo. Term SOFR + 0.339%)	4.954%	1/26/36	18,299,264		16,845,461	(a)(c)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. Term SOFR + 2.946%)	8.271%	4/15/34	3,210,000		3,197,508	(a)(c)
BX Commercial Mortgage Trust, 2020-VIVA E	3.549%	3/11/44	6,847,863		5,656,889	(a)(c)
BX Commercial Mortgage Trust, 2021-21M A (1 mo. Term SOFR + 0.844%)	6.169%	10/15/36	8,578,164		8,514,393	(a)(c)
BX Commercial Mortgage Trust, 2021- ACNT A (1 mo. Term SOFR + 0.964%)	6.289%	11/15/38	7,662,837		7,592,505	(a)(c)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	9.329%	10/15/38	7,819,302		7,760,899	(a)(c)

See Notes to Schedule of Investments.

14	Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (g) - (continued)
BX Trust, 2021-BXMF A (1 mo. Term SOFR + 0.750%)	6.075%	10/15/26	23,123,781	$22,908,304	(a)(c)
Citigroup Commercial Mortgage Trust, 2019-C7 A4	3.102%	12/15/72	15,000,000	13,441,156
Commercial Mortgage Trust, 2014-CR20 B	4.239%	11/10/47	720,000	698,931	(c)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	1,100,000	391,905	(a)
CSMC Trust, 2014-USA E	4.373%	9/15/37	530,000	272,499	(a)
CSMC Trust, 2017-CHOP G (PRIME + 2.294%)	10.794%	7/15/32	7,606,000	6,568,792	(a)(c)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS2, IO	3.069%	4/15/36	2,109,598	318,149	(a)(c)
ELP Commercial Mortgage Trust, 2021-ELP D (1 mo. Term SOFR + 1.634%)	6.960%	11/15/38	15,881,514	15,732,204	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 B1 (30 Day Average SOFR + 3.500%)	8.820%	10/25/33	6,420,000	7,074,459	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	8.370%	1/25/34	11,170,000	11,826,316	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (30 Day Average SOFR + 11.864%)	17.185%	5/25/43	17,005,228	20,548,533	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-R07 1B1 (30 Day Average SOFR + 4.464%)	9.785%	4/25/31	2,413,322	2,597,094	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R03 1B1 (30 Day Average SOFR + 4.214%)	9.535%	9/25/31	10,143,806	10,773,738	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	8.420%	10/25/41	8,870,000	9,138,990	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2022-R01 1B1 (30 Day Average SOFR + 3.150%)	8.470%	12/25/41	2,700,000	2,778,857	(a)(c)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.189%	5/16/55	2,153,607	14,186	(c)
GS Mortgage Securities Corp., 2014-2R 3B (1 mo. USD LIBOR + 0.610%)	6.060%	11/26/37	13,170,001	11,859,366	(a)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report	15

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (g) - (continued)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	10.072%	11/15/32	10,000,000	$9,838,502	(a)(c)
Hilton USA Trust, 2016-HHV D	4.194%	11/5/38	2,800,000	2,641,803	(a)(c)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. Term SOFR + 0.654%)	5.984%	11/25/36	17,998,746	14,911,824	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 C	4.432%	11/15/47	3,940,000	3,236,496	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.688%	1/16/37	38,360,000	20,503,190	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYAH H (1 mo. Term SOFR + 3.504%)	8.830%	6/15/38	7,960,000	4,417,856	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN FFX	4.625%	1/16/37	39,120,000	14,485,260	(a)
KIND Trust, 2021-KIND D (1 mo. Term SOFR + 2.414%)	7.744%	8/15/38	18,645,804	17,952,945	(a)(c)
KIND Trust, 2021-KIND XCP, IO	0.000%	8/15/38	78,050,000	82	(a)(c)
MIC Trust, 2023-MIC A	8.437%	12/5/38	4,740,000	5,115,598	(a)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 B	4.111%	11/15/52	6,250,000	5,510,941	(c)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	7,980,000	6,982,390	(a)
NYO Commercial Mortgage Trust, 2021-1290 C (1 mo. Term SOFR + 2.109%) PMT Credit Risk Transfer Trust, 2019-2R A	7.435%	11/15/38	9,150,000	8,228,327	(a)(c)
(1 mo. Term SOFR + 3.864%)	9.197%	5/30/25	9,398,669	9,412,693	(a)(c)
PMT Credit Risk Transfer Trust, 2019-3R A (30 Day Average SOFR + 3.814%)	9.136%	11/27/31	3,072,454	3,078,464	(a)(c)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	703,982	640,730	(a)
RBSSP Resecuritization Trust, 2013-4 1A2 (1 mo. Term SOFR + 1.614%)	6.936%	12/26/37	15,311,284	11,963,157	(a)(c)
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. Term SOFR + 0.664%, 6.000% floor)	5.994%	5/25/37	4,126,846	2,975,452	(c)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. Term SOFR + 2.514%)	7.839%	5/15/38	7,960,000	7,471,290	(a)(c)
Soho Trust, 2021-SOHO C	2.697%	8/10/38	15,108,500	9,148,697	(a)(c)
TBW Mortgage-Backed Pass-Through Certificates, 2006-3 4A3, IO (-1.000 x 1 mo. Term SOFR + 6.986%)	1.656%	7/25/36	18,860,030	879,464	(c)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 A5	3.817%	8/15/50	509,137	505,834

See Notes to Schedule of Investments.

16	Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (g) - (continued)
WFRBS Commercial Mortgage Trust, 2014- C24 AS	3.931%	11/15/47	1,270,000	$1,218,938
WFRBS Commercial Mortgage Trust, 2014- C24 C	4.290%	11/15/47	1,630,000	1,484,913	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $490,614,597)				422,165,489

SENIOR LOANS - 9.4%
COMMUNICATION SERVICES - 0.9%
Entertainment - 0.3%
UFC Holdings LLC, Term Loan B3 (3 mo. Term SOFR + 3.012%)	8.336%	4/29/26	7,141,460	7,160,314	(c)(h)(i)

Media - 0.6%
Charter Communications Operating LLC, Term Loan B2 (1 mo. Term SOFR + 1.750%)	7.076%	2/1/27	1,546,563	1,547,939	(c)(h)(i)
Charter Communications Operating LLC, Term Loan B4 (3 mo. Term SOFR + 2.000%)	7.329%	12/7/30	1,732,050	1,716,765	(c)(h)(i)
Nexstar Media Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	7.945%	9/18/26	1,959,655	1,962,379	(c)(h)(i)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. Term SOFR + 2.614%)	7.940%	1/31/28	7,846,685	7,739,813	(c)(h)(i)
Virgin Media Bristol LLC, Term Loan Facility Q (1 mo. Term SOFR + 3.364%)	8.575%	1/31/29	1,910,000	1,893,803	(c)(h)(i)

Total Media				14,860,699

TOTAL COMMUNICATION SERVICES				22,021,013

CONSUMER DISCRETIONARY - 1.2%
Automobile Components - 0.1%
Clarios Global LP, 2024 Refinancing Term Loan Facility (1 mo. Term SOFR + 3.000%)	8.330%	5/6/30	2,812,950	2,823,499	(c)(h)(i)

Hotels, Restaurants & Leisure - 0.8%
Alterra Mountain Co., 2028 Term Loan B (1 mo. Term SOFR + 3.614%)	8.945%	8/17/28	4,571,848	4,596,627	(c)(h)(i)
Caesars Entertainment Inc., Term Loan B (3 mo. Term SOFR + 3.350%)	8.663%	2/6/30	762,300	765,425	(c)(h)(i)
Entain Holdings Gibraltar Ltd., USD Term Loan Facility B (3 mo. Term SOFR + 2.600%)	7.909%	3/29/27	1,300,520	1,303,908	(c)(h)(i)
PCI Gaming Authority, Term Loan Facility B (1 mo. Term SOFR + 2.614%)	7.945%	5/29/26	4,707,822	4,723,076	(c)(h)(i)
Scientific Games International Inc., Term Loan B1 (1 mo. Term SOFR + 2.750%)	8.075%	4/14/29	8,818,720	8,848,704	(c)(h)(i)

Total Hotels, Restaurants & Leisure				20,237,740

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report	17

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 0.3%
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (1 mo. Term SOFR + 2.864%)	8.195%	10/19/27	6,783,574	$6,787,033	(c)(h)(i)

TOTAL CONSUMER DISCRETIONARY				29,848,272

CONSUMER STAPLES - 0.2%
Beverages - 0.2%
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	8.814%	3/31/28	4,036,735	3,999,416	(c)(h)(i)

FINANCIALS - 2.0%
Capital Markets - 0.4%
First Eagle Holdings Inc., Term Loan B2 (3 mo. Term SOFR + 3.000%) Focus Financial Partners LLC, Term Loan B7	8.334%	2/22/29	2,093,673	2,075,918	(c)(h)(i)
Focus Financial Partners LLC, Term Loan B7 (1 mo. Term SOFR + 2.750%)	8.080%	6/30/28	7,565,052	7,549,695	(c)(h)(i)

Total Capital Markets				9,625,613

Consumer Finance - 0.1%
Trans Union LLC, Term Loan B5 (1 mo. Term SOFR + 1.850%)	7.177%	11/16/26	2,947,262	2,949,443	(c)(h)(i)

Financial Services - 1.0%
Citadel Securities LP, 2024 Term Loan B (1 mo. Term SOFR + 2.250%)	7.577%	7/29/30	8,059,357	8,061,654	(c)(h)(i)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	9.059%	4/9/27	6,146,814	6,124,194	(c)(h)(i)
Setanta Aircraft Leasing DAC, Term Loan (3 mo. Term SOFR + 2.262%)	7.564%	11/5/28	5,000,000	5,015,975	(c)(h)(i)
VFH Parent LLC, Initial Term Loan (1 mo. Term SOFR + 3.100%)	8.430%	1/13/29	5,276,944	5,276,944	(c)(h)(i)

Total Financial Services				24,478,767

Insurance - 0.5%
AmWINS Group Inc., 2023 Incremental Term Loan (1 mo. Term SOFR + 2.864%)	8.195%	2/19/28	1,224,500	1,228,241	(c)(h)(i)
AmWINS Group Inc., Term Loan (1 mo. Term SOFR + 2.364%)	7.695%	2/19/28	125,827	125,985	(c)(h)(i)
Asurion LLC, New Term Loan B8 (1 mo. Term SOFR + 3.364%)	8.692%	12/23/26	5,931,577	5,825,639	(c)(h)(i)

See Notes to Schedule of Investments.

18	Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	8.692%	7/31/27	3,005,865	$2,895,835	(c)(h)(i)
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	9.677%	8/21/28	620,789	600,613	(c)(h)(i)

Total Insurance				10,676,313

TOTAL FINANCIALS				47,730,136

HEALTH CARE - 2.1%
Health Care Providers & Services - 1.1%
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (3 mo. Term SOFR + 2.150%)	7.459%	11/15/27	4,203,169	4,078,903	(c)(h)(i)
Phoenix Guarantor Inc., Term Loan B4 (1 mo. Term SOFR + 3.250%)	8.577%	2/21/31	10,620,010	10,495,384	(c)(h)(i)
Sotera Health Holdings LLC, Term Loan (1 mo. Term SOFR + 2.864%)	8.195%	12/11/26	11,050,000	11,031,546	(c)(h)(i)

Total Health Care Providers & Services				25,605,833

Health Care Technology - 0.4%
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 3.250%)	8.580%	2/15/29	9,507,806	9,441,727	(c)(h)(i)

Life Sciences Tools & Services - 0.2%
ICON Luxembourg Sarl, 2024 Repricing Term Loan B (3 mo. Term SOFR + 2.000%)	7.309%	7/3/28	4,752,839	4,769,855	(c)(h)(i)
PRA Health Sciences Inc., Term Loan (3 mo. Term SOFR + 2.000%)	7.309%	7/3/28	1,184,173	1,188,412	(c)(h)(i)

Total Life Sciences Tools & Services				5,958,267

Pharmaceuticals - 0.4%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	9.409%	10/1/27	6,842,052	6,557,252	(c)(h)(i)
Jazz Financing Lux Sarl, Dollar Facility Term Loan B1 (1 mo. Term SOFR + 3.114%)	8.445%	5/5/28	4,242,015	4,268,527	(c)(h)(i)

Total Pharmaceuticals				10,825,779

TOTAL HEALTH CARE				51,831,606

INDUSTRIALS - 1.8%
Building Products - 0.2%
Quikrete Holdings Inc., Term Loan B1 (1 mo. Term SOFR + 2.864%)	8.195%	3/19/29	4,063,470	4,070,175	(c)(h)(i)

Commercial Services & Supplies - 1.0%
Ali Group North America Corp., Initial Term Loan B (1 mo. Term SOFR + 2.114%)	7.445%	7/30/29	3,045,710	3,050,005	(c)(h)(i)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report	19

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	9.180%	5/12/28	9,625,674	$9,624,759	(c)(h)(i)
APi Group DE Inc., 2026 Term Loan (1 mo. Term SOFR + 2.364%)	7.692%	10/1/26	2,570,608	2,577,638	(c)(h)(i)
Garda World Security Corp., Fourth Additional Term Loan	9.583%	2/1/29	2,964,367	2,973,646	(c)(h)(i)
GFL Environmental Inc., 2023 Term Loan (3 mo. Term SOFR + 2.500%)	7.816%	5/31/27	3,294,064	3,310,550	(c)(h)(i)
Verscend Holding Corp., New Term Loan B (1 mo. Term SOFR + 4.114%)	9.445%	8/27/25	4,131,879	4,137,044	(c)(h)(i)

Total Commercial Services & Supplies				25,673,642

Construction & Engineering - 0.1%
Brown Group Holding LLC, Initial Term Loan (1 mo. Term SOFR + 2.850%)	8.180%	6/7/28	2,990,170	2,991,530	(c)(h)(i)

Ground Transportation - 0.4%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. Term SOFR + 2.100%)	7.402%	12/30/26	9,215,582	9,231,986	(c)(h)(i)

Passenger Airlines - 0.1%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.068%	10/20/27	1,432,500	1,479,207	(c)(h)(i)

TOTAL INDUSTRIALS				43,446,540

INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment, Instruments & Components - 0.2%
Coherent Corp., Term Loan B (1 mo. Term SOFR + 2.864%)	8.195%	7/2/29	6,235,544	6,255,809	(c)(h)(i)

Software - 0.9%
Avolon TLB Borrower 1 US LLC, Term Loan B6 (1 mo. Term SOFR + 2.000%)	7.329%	6/22/28	2,383,708	2,387,070	(c)(h)(i)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	9.330%	10/16/26	9,544,062	9,511,325	(c)(h)(i)
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.850%)	9.180%	2/1/28	10,030,357	10,040,588	(c)(h)(i)

Total Software				21,938,983

TOTAL INFORMATION TECHNOLOGY				28,194,792

MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. Term SOFR + 1.850%)	7.180%	9/7/27	2,118,079	2,121,023	(c)(h)(i)

TOTAL SENIOR LOANS (Cost - $228,453,431)				229,192,798

See Notes to Schedule of Investments.

20	Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 6.8%
U.S. Government Obligations - 6.8%
U.S. Treasury Bonds	4.375%	8/15/43	36,610,000		$36,186,697	(j)(k)
U.S. Treasury Bonds	4.750%	11/15/43	37,820,000		39,244,159
U.S. Treasury Bonds	3.625%	5/15/53	2,500,000		2,197,217
U.S. Treasury Bonds	4.125%	8/15/53	6,003,000		5,771,322	(k)
U.S. Treasury Bonds	4.250%	2/15/54	23,150,000		22,772,004	(l)
U.S. Treasury Notes	4.250%	2/28/31	58,830,000		58,944,902

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $162,599,904)					165,116,301

U.S. TREASURY INFLATION PROTECTED SECURITIES - 2.7%
U.S. Treasury Bonds, Inflation Indexed	1.500%	2/15/53	1,265,811		1,106,325	(l)
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	67,994,061		63,804,006	(j)(k)

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $68,615,620)					64,910,331

ASSET-BACKED SECURITIES - 2.6%
Accredited Mortgage Loan Trust, 2006-2 M1 (1 mo. Term SOFR + 0.384%)	5.714%	9/25/36	16,246,000		15,214,697	(c)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. Term SOFR + 0.714%)	6.044%	7/25/36	25,337,793		22,310,360	(a)(c)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. Term SOFR + 1.614%)	6.944%	10/25/37	7,875,568		7,832,522	(a)(c)
Fremont Home Loan Trust, 2006-B 1A (1 mo. Term SOFR + 0.414%)	5.744%	8/25/36	14,410,510		5,696,604	(c)
GSAMP Trust, 2005-SEA1 M2 (1 mo. Term SOFR + 1.464%)	6.794%	1/25/35	2,061,366		2,115,699	(a)(c)
Home Equity Asset Trust, 2005-6 M5 (1 mo. Term SOFR + 1.059%)	6.074%	12/25/35	2,980,000		2,767,056	(c)
KREF Ltd., 2021-FL2 D (1 mo. Term SOFR + 2.314%)	7.640%	2/15/39	3,130,000		2,914,039	(a)(c)
Morgan Stanley ABS Capital Inc. Trust, 2004-HE7 M1 (1 mo. Term SOFR + 1.014%)	6.344%	8/25/34	5,268,845		5,193,522	(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $70,625,751)					64,044,499

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.3%
Uruguay - 0.3%
Uruguay Government International Bond, Senior Notes (Cost - $5,637,853)	3.875%	7/2/40	219,316,856	UYU	6,306,750

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
3-Month SOFR Futures, Put @ $94.750	4/12/24	3,711	9,277,500		46,387

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report	21

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
3-Month SOFR Futures, Put @ $95.500		12/13/24	2,149	5,372,500	$1,772,925
U.S. Treasury 2-Year Notes Futures, Call @ $103.500		5/24/24	277	554,000	21,641
U.S. Treasury 5-Year Notes Futures, Put @ $106.500		4/26/24	1,145	1,145,000	304,141

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $3,406,815)					2,145,094

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%††
U.S. Dollar/Australian Dollar, Put @ $0.669	BNP Paribas SA	4/17/24	69,000,041	69,000,041	41,294
U.S. Dollar/Japanese Yen, Put @ 143.420JPY	BNP Paribas SA	4/18/24	75,090,000	75,090,000	40,392

TOTAL OTC PURCHASED OPTIONS (Cost - $1,644,839)					81,686

TOTAL PURCHASED OPTIONS (Cost - $5,051,654)					2,226,780

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,874,877,426)					2,746,782,206

		RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 1.5%
U.S. TREASURY BILLS - 0.5%
U.S. Treasury Bills (Cost - $11,415,508)		5.402%	5/28/24	11,510,000	11,414,428	(m)

				SHARES
OVERNIGHT DEPOSITS - 1.0%
BNY Mellon Cash Reserve Fund (Cost - $24,863,643)		2.200%		24,863,643	24,863,643	(n)

TOTAL SHORT-TERM INVESTMENTS (Cost - $36,279,151)					36,278,071

TOTAL INVESTMENTS - 114.6% (Cost - $2,911,156,577)					2,783,060,277
Liabilities in Excess of Other Assets - (14.6)%					(354,519,437)

TOTAL NET ASSETS - 100.0%					$2,428,540,840

See Notes to Schedule of Investments.

22	Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2024, the Fund held TBA securities with a total cost of $411,504,309.

(e)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	The coupon payment on this security is currently in default as of March 31, 2024.

(g)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.

(l)	All or a portion of this security is held at the broker as collateral for OTC derivatives.

(m)	Rate shown represents yield-to-maturity.

(n)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report	23

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
ICE	— Intercontinental Exchange
INR	— Indian Rupee
IO	— Interest Only
JMD	— Jamaican Dollar
JPY	— Japanese Yen
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
REMIC	— Real Estate Mortgage Investment Conduit
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
UYU	— Uruguayan Peso

At March 31, 2024, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
3-Month SOFR Futures, Call	12/13/24	$97.125	2,149	$5,372,500	$(268,625)
3-Month SOFR Futures, Put	12/13/24	95.000	2,149	5,372,500	(577,544)
U.S. Treasury 2-Year Notes Futures, Call	5/24/24	104.500	277	554,000	(4,328)
U.S. Treasury 5-Year Notes Futures, Call	4/26/24	108.000	1,145	1,145,000	(178,906)
U.S. Treasury 5-Year Notes Futures, Put	4/26/24	105.750	1,145	1,145,000	(107,344)
U.S. Treasury Long-Term Bonds Futures, Call	5/24/24	130.000	84	84,000	(10,500)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $2,740,806)					(1,147,247)

OTC Written Options

	COUNTERPARTY
U.S. Dollar/Mexican Peso, Put (Premiums received - $194,391)	Citibank N.A.	6/3/24	16.796	MXN	34,284,165	34,284,165	(480,462)

TOTAL WRITTEN OPTIONS (Premiums received - $2,935,197)							$(1,627,709)

See Notes to Schedule of Investments.

24	Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

Abbreviation(s) used in this schedule:

MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate

At March 31, 2024, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	4,370	3/25	$1,045,002,292	$1,042,572,750	$(2,429,542)
3-Month SOFR	415	6/25	99,261,621	99,288,750	27,129
3-Month SOFR	6,206	3/26	1,490,918,587	1,493,241,175	2,322,588
Australian Dollar	221	6/24	14,644,770	14,437,930	(206,840)
Euro-OAT	627	6/24	85,969,438	86,699,180	729,742
U.S. Treasury 5-Year Notes	4,010	6/24	428,143,932	429,132,676	988,744
U.S. Treasury Long- Term Bonds	3,187	6/24	377,277,743	383,834,313	6,556,570
U.S. Treasury Ultra Long-Term Bonds	4,277	6/24	542,685,415	551,733,000	9,047,585
United Kingdom Long Gilt Bonds	1,037	6/24	127,537,066	130,806,424	3,269,358

					20,305,334

Contracts to Sell:
3-Month SOFR	1,858	6/24	439,468,069	439,753,762	(285,693)
Euro-Bund	659	6/24	93,981,234	94,828,132	(846,898)
Euro-Buxl	274	6/24	39,037,228	40,143,145	(1,105,917)
Japanese 10-Year Bonds	300	6/24	288,506,672	289,100,278	(593,606)
U.S. Treasury 2-Year Notes	3,355	6/24	686,532,369	686,045,081	487,288
U.S. Treasury 10-Year Notes	7,252	6/24	799,292,027	803,498,974	(4,206,947)
U.S. Treasury Ultra 10-Year Notes	1,623	6/24	184,563,609	186,011,024	(1,447,415)

					(7,999,188)

Net unrealized appreciation on open futures contracts					$12,306,146

Abbreviation(s) used in this table:

Buxl	— Ultra Long German Bond
OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)
SOFR	— Secured Overnight Financing Rate

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report	25

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

At March 31, 2024, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	119,000	USD	130,433	BNP Paribas SA	4/19/24	$(1,940)
NOK	644,050,549	EUR	56,804,003	BNP Paribas SA	4/19/24	(1,978,615)
USD	8,426,645	NOK	87,690,000	BNP Paribas SA	4/19/24	345,001
USD	8,454,860	NOK	88,080,000	BNP Paribas SA	4/19/24	337,273
AUD	181,735,723	USD	121,850,895	Citibank N.A.	4/19/24	(3,350,470)
EUR	17,911,391	USD	19,405,183	Citibank N.A.	4/19/24	(64,989)
EUR	27,255,000	USD	29,759,953	Citibank N.A.	4/19/24	(330,803)
GBP	9,861,000	USD	12,550,203	Citibank N.A.	4/19/24	(102,689)
GBP	30,890,000	USD	39,387,221	Citibank N.A.	4/19/24	(394,855)
GBP	30,928,262	USD	39,375,203	Citibank N.A.	4/19/24	(334,540)
IDR	18,890,775,000	USD	1,218,288	Citibank N.A.	4/19/24	(27,670)
IDR	54,233,475,008	USD	3,463,185	Citibank N.A.	4/19/24	(45,043)
USD	18,238,290	EUR	16,550,458	Citibank N.A.	4/19/24	367,591
USD	22,208,490	EUR	20,370,000	Citibank N.A.	4/19/24	213,562
USD	22,356,532	EUR	20,510,000	Citibank N.A.	4/19/24	210,436
USD	161,749,905	GBP	126,856,701	Citibank N.A.	4/19/24	1,619,025
USD	900,731	JPY	132,410,000	Citibank N.A.	4/19/24	23,189
BRL	22,390,000	USD	4,469,909	Goldman Sachs Group Inc.	4/19/24	(15,346)
BRL	22,400,000	USD	4,483,991	Goldman Sachs Group Inc.	4/19/24	(27,438)
BRL	173,401,943	USD	34,665,968	Goldman Sachs Group Inc.	4/19/24	(167,086)
CHF	3,610,000	USD	4,065,824	Goldman Sachs Group Inc.	4/19/24	(53,456)
CHF	5,850,000	USD	6,640,898	Goldman Sachs Group Inc.	4/19/24	(138,862)
CHF	5,990,000	USD	6,649,482	Goldman Sachs Group Inc.	4/19/24	8,157
CHF	6,110,000	USD	6,776,646	Goldman Sachs Group Inc.	4/19/24	14,369
CHF	6,580,000	USD	7,431,384	Goldman Sachs Group Inc.	4/19/24	(117,983)
CHF	6,590,000	USD	7,440,031	Goldman Sachs Group Inc.	4/19/24	(115,516)
CHF	7,310,000	USD	8,158,646	Goldman Sachs Group Inc.	4/19/24	(33,880)
CHF	9,360,000	USD	10,580,216	Goldman Sachs Group Inc.	4/19/24	(176,960)
CHF	9,740,000	USD	11,060,980	Goldman Sachs Group Inc.	4/19/24	(235,368)
EUR	1,283,043	USD	1,400,376	Goldman Sachs Group Inc.	4/19/24	(14,984)
USD	57,146	CHF	50,000	Goldman Sachs Group Inc.	4/19/24	1,573
USD	5,556,400	CHF	4,860,000	Goldman Sachs Group Inc.	4/19/24	154,709
USD	6,681,438	CHF	5,850,000	Goldman Sachs Group Inc.	4/19/24	179,403
USD	9,265,115	CHF	8,190,000	Goldman Sachs Group Inc.	4/19/24	162,265
USD	10,623,507	CHF	9,360,000	Goldman Sachs Group Inc.	4/19/24	220,250
USD	10,713,378	CHF	9,360,000	Goldman Sachs Group Inc.	4/19/24	310,121
USD	11,070,224	CHF	9,690,000	Goldman Sachs Group Inc.	4/19/24	300,186
USD	70,151,103	CHF	61,711,925	Goldman Sachs Group Inc.	4/19/24	1,560,825

See Notes to Schedule of Investments.

26	Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,127,926	EUR	6,550,000	Goldman Sachs Group Inc.	4/19/24	$55,428
USD	9,479,651	EUR	8,720,000	Goldman Sachs Group Inc.	4/19/24	64,051
USD	9,677,281	EUR	8,900,000	Goldman Sachs Group Inc.	4/19/24	67,323
USD	1,172,605	JPY	171,536,002	Goldman Sachs Group Inc.	4/19/24	35,757
USD	4,349,415	MXN	74,870,000	Goldman Sachs Group Inc.	4/19/24	(139,278)
USD	5,566,930	MXN	95,890,000	Goldman Sachs Group Inc.	4/19/24	(181,979)
USD	6,447,735	MXN	110,310,000	Goldman Sachs Group Inc.	4/19/24	(165,698)
USD	6,708,756	MXN	115,930,000	Goldman Sachs Group Inc.	4/19/24	(241,614)
USD	34,551,175	MXN	579,856,096	Goldman Sachs Group Inc.	4/19/24	(213,031)
MXN	265,016,424	USD	15,415,729	JPMorgan Chase & Co.	4/19/24	472,843
USD	20,088,367	CNH	142,914,666	JPMorgan Chase & Co.	4/19/24	396,065
USD	81,226,690	CNY	576,343,979	JPMorgan Chase & Co.	4/19/24	1,294,754
USD	4,723,789	IDR	73,124,250,008	JPMorgan Chase & Co.	4/19/24	115,029
USD	4,110,974	MXN	70,860,000	JPMorgan Chase & Co.	4/19/24	(137,307)
USD	4,477,535	MXN	77,080,000	JPMorgan Chase & Co.	4/19/24	(143,655)
USD	4,803,171	MXN	83,503,500	JPMorgan Chase & Co.	4/19/24	(203,127)
USD	5,785,205	MXN	99,660,000	JPMorgan Chase & Co.	4/19/24	(189,727)
USD	7,372,189	MXN	127,410,000	JPMorgan Chase & Co.	4/19/24	(266,444)
USD	12,164,581	MXN	210,350,000	JPMorgan Chase & Co.	4/19/24	(446,566)
USD	13,677,450	MXN	236,630,000	JPMorgan Chase & Co.	4/19/24	(509,267)
USD	14,290,811	MXN	244,750,000	JPMorgan Chase & Co.	4/19/24	(382,726)
CAD	108,689,795	USD	81,179,487	Morgan Stanley & Co. Inc.	4/19/24	(913,940)
INR	1,625,339,626	USD	19,472,141	Morgan Stanley & Co. Inc.	4/19/24	4,594
JPY	8,791,929,321	USD	61,630,864	Morgan Stanley & Co. Inc.	4/19/24	(3,362,716)
JPY	10,609,880,000	USD	71,296,407	Morgan Stanley & Co. Inc.	4/19/24	(979,867)
JPY	10,885,834,436	USD	73,145,812	Morgan Stanley & Co. Inc.	4/19/24	(1,000,394)
USD	658,876	CAD	890,000	Morgan Stanley & Co. Inc.	4/19/24	1,626
USD	6,291,248	CAD	8,480,000	Morgan Stanley & Co. Inc.	4/19/24	28,914
USD	7,151,678	CAD	9,660,000	Morgan Stanley & Co. Inc.	4/19/24	17,934
USD	7,341,102	CAD	9,900,000	Morgan Stanley & Co. Inc.	4/19/24	30,122
USD	8,873,438	CAD	12,030,000	Morgan Stanley & Co. Inc.	4/19/24	(10,510)
USD	10,617,893	CAD	14,337,155	Morgan Stanley & Co. Inc.	4/19/24	30,150
USD	15,658,053	CAD	21,250,000	Morgan Stanley & Co. Inc.	4/19/24	(34,707)
USD	2,468,958	GBP	1,946,000	Morgan Stanley & Co. Inc.	4/19/24	12,527
USD	18,425,671	JPY	2,707,280,000	Morgan Stanley & Co. Inc.	4/19/24	483,285
USD	19,858,065	JPY	2,897,030,000	Morgan Stanley & Co. Inc.	4/19/24	658,119
USD	46,718,828	JPY	6,751,720,000	Morgan Stanley & Co. Inc.	4/19/24	1,972,083

Net unrealized depreciation on open forward foreign currency contracts						$(5,482,507)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report	27

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
USD	— United States Dollar

At March 31, 2024, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Citibank N.A.	785,610,000	BRL	1/2/29	BRL-CDI**	10.269%**	$(2,116,712)	—	$(2,116,712)

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
1,482,510,000MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	$(5,217,023)	$331,158	$(5,548,181)
1,560,270,000MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	(5,535,214)	423,022	(5,958,236)
455,142,000	2/28/31	3.870% annually	Daily SOFR Compound annually	(804,241)	(1,220,920)	416,679
213,837,000	2/15/47	1.520% annually	Daily SOFR Compound annually	72,515,409	(5,342,490)	77,857,899

See Notes to Schedule of Investments.

28	Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	99,521,000	2/15/48	2.600% annually	Daily SOFR Compound annually	$17,601,877	$8,130,585	$9,471,292
	100,795,000	2/15/48	3.050% annually	Daily SOFR Compound annually	10,742,809	2,516,705	8,226,104
	78,391,000	5/15/48	3.150% annually	Daily SOFR Compound annually	7,119,400	6,635,699	483,701

Total					$96,423,017	$11,473,759	$84,949,258

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2024[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Apache Corp., 4.375%, due 10/15/28	$2,716,000	12/20/28	1.062%	1.000% quarterly	$(7,096)	$(52,246)	$45,150
Apache Corp., 4.875%, due 11/15/27	6,688,000	6/20/26	0.422%	1.000% quarterly	81,925	(154,132)	236,057
Apache Corp., 4.875%, due 11/15/27	26,989,000	12/20/26	0.588%	1.000% quarterly	285,342	(441,356)	726,698

Total	$36,393,000				$360,171	$(647,734)	$1,007,905

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.42 Index	$794,169,000	6/20/29	1.000% quarterly	$17,939,347	$17,473,792	$465,555

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report	29

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[5]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.42 Index	$111,928,200	6/20/29	5.000% quarterly	$(8,067,990)	$(7,854,955)	$(213,035)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[5]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Reference rate(s) and their value(s) as of period end used in this table:

REFERENCE INDEX	REFERENCE RATE
28-Day MXN TIIE - Banxico	11.249%
BRL-CDI	10.650%
Daily SOFR Compound	5.340%

See Notes to Schedule of Investments.

30	Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

WESTERN ASSET SMASH SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazilian Cetip InterBank Deposit Rate
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report	31

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series Core Plus Completion Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadviser do not charge investment management fees to the Fund.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

32	Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report	33

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$658,846,677	—	$658,846,677
Mortgage-Backed Securities	—	634,450,436	—	634,450,436
Sovereign Bonds	—	499,522,145	—	499,522,145
Collateralized Mortgage Obligations	—	422,165,489	—	422,165,489
Senior Loans	—	229,192,798	—	229,192,798
U.S. Government & Agency Obligations	—	165,116,301	—	165,116,301
U.S. Treasury Inflation Protected Securities	—	64,910,331	—	64,910,331
Asset-Backed Securities	—	64,044,499	—	64,044,499
Non-U.S. Treasury Inflation Protected Securities	—	6,306,750	—	6,306,750
Purchased Options:
Exchange-Traded Purchased Options	$2,145,094	—	—	2,145,094
OTC Purchased Options	—	81,686	—	81,686

Total Long-Term Investments	2,145,094	2,744,637,112	—	2,746,782,206

Short-Term Investments†:
U.S. Treasury Bills	—	11,414,428	—	11,414,428
Overnight Deposits	—	24,863,643	—	24,863,643

Total Short-Term Investments	—	36,278,071	—	36,278,071

Total Investments	$2,145,094	$2,780,915,183	—	$2,783,060,277

34	Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$23,429,004	—	—	$23,429,004
Forward Foreign Currency Contracts††	—	$11,768,539	—	11,768,539
Centrally Cleared Interest Rate Swaps††	—	96,455,675	—	96,455,675
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	1,007,905	—	1,007,905
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	465,555	—	465,555

Total Other Financial Instruments	$23,429,004	$109,697,674	—	$133,126,678

Total	$25,574,098	$2,890,612,857	—	$2,916,186,955

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$1,147,247	—	—	$1,147,247
OTC Written Options	—	$480,462	—	480,462
Futures Contracts††	11,122,858	—	—	11,122,858
Forward Foreign Currency Contracts††	—	17,251,046	—	17,251,046
OTC Interest Rate Swaps	—	2,116,712	—	2,116,712
Centrally Cleared Interest Rate Swaps††	—	11,506,417	—	11,506,417
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	213,035	—	213,035

Total	$12,270,105	$31,567,672	—	$43,837,777

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset SMASh Series Core Plus Completion Fund 2024 Quarterly Report	35